Offerings	Jan. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2028
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99867
Maximum Aggregate Offering Price	$ 1,098,537,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 168,186.01
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2030
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99999
Maximum Aggregate Offering Price	$ 799,992,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,478.78
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2032
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99883
Maximum Aggregate Offering Price	$ 1,098,713,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 168,212.96